Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of equity [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2018	85,539,476
Balance at Dec. 31, 2018	$ 392,916	$ 18,696	$ (681)	$ (197,050)	$ 213,881
Statement Line Items [Line Items]
IFRS 16 transition adjustment on January 1, 2019				(34)	(34)
Stock options exercised (in shares)	442,052
Stock options exercised	$ 4,059	(1,240)			2,819
Stock options exercised cashless (in shares)	428,934
Stock options exercised cashless	$ 1,762	(1,762)
Restricted and performance share units converted (in shares)	75,219
Restricted and performance share units converted	$ 662	(662)
Deferred share units converted (in shares)	60,166
Deferred share units converted	$ 596	(596)
Share based payment		3,341			3,341
Gains (losses) on remeasuring available-for-sale financial assets, before tax			(334)		(334)
Net (loss) income				(4,426)	(4,426)
NET OF DEFERRED TAX EXPENSE
Balance (in shares) at Dec. 31, 2019	86,545,847
Balance at Dec. 31, 2019	$ 399,995	17,777	(1,015)	(201,510)	215,247
Statement Line Items [Line Items]
Net (loss) income					(13,690)
Balance at Sep. 30, 2020					304,476
Balance (in shares) at Dec. 31, 2019	86,545,847
Balance at Dec. 31, 2019	$ 399,995	17,777	(1,015)	(201,510)	215,247
Statement Line Items [Line Items]
Stock options exercised (in shares)	418,294
Stock options exercised	$ 4,565	(1,228)			3,337
Stock options exercised cashless (in shares)	139,273
Stock options exercised cashless	$ 1,404	(1,404)
Restricted and performance share units converted (in shares)	20,382
Restricted and performance share units converted	$ 819	(819)
Deferred share units converted (in shares)	60,000
Deferred share units converted	$ 557	(557)
Share based payment		3,137			3,137
Gains (losses) on remeasuring available-for-sale financial assets, before tax			14,493		14,493
Net (loss) income				(7,097)	(7,097)
Issued for cash (in shares)	7,621,085
Issued for cash	$ 89,164				89,164
Issued for property option payment (in shares)	8,241
Issued for property option payment	$ 100				100
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax			(1,137)	1,137
NET OF DEFERRED TAX EXPENSE			(1,713)		(1,713)
Balance (in shares) at Dec. 31, 2020	94,813,122
Balance at Dec. 31, 2020	$ 496,604	$ 16,906	$ 10,628	$ (207,470)	$ 316,668